Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income attributable to Noah shareholders	$ 23,969,950	$ 11,530,369	$ 3,648,413
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,001,862	390,327	306,097
Share-based compensation	2,156,710	2,220,167	916,612
Loss from equity in affiliates	21,347	25,137
Gain on change in fair value of trading securities		(55,875)	(238,058)
Loss (gain) on change in fair value of derivative liabilities		(354,000)	796,500
Others			1,333
Changes in operating assets and liabilities:
Accounts receivable	(5,081,484)	(1,037,266)	(28,714)
Amounts due from related parties	(667,489)	(1,017,434)
Other current assets	42,358	(1,692,942)	(102,828)
Other non-current assets	(213,094)	(97,756)	(159,824)
Accrued payroll and welfare expenses	4,627,239	2,958,207	1,067,630
Income taxes payable	(4,631,970)	6,157,203	58,441
Other current liabilities	652,625	2,689,400	523,934
Other non-current liabilities	896,987	957,775
Uncertain tax position liabilities	168,926	98,577	173,288
Deferred tax assets and liabilities	(1,657,344)	(1,486,148)	7,898
Net cash provided by operating activities	21,286,622	21,431,109	7,120,355
Cash flows from investing activities:
Purchases of property and equipment	(3,583,215)	(1,159,247)	(197,599)
Internally developed intangible assets	(119,266)	(88,535)
Proceeds from sale of held-to-maturity securities	4,847,604	2,616,464
Purchase of held-to-maturity securities	(20,409,140)	(6,557,305)	(2,545,327)
Increase in restricted cash		(75,758)
Investment in affiliates	(1,554,229)	(885,119)
Net cash used in investing activities	(20,818,246)	(6,149,500)	(2,742,926)
Cash flows from financing activities:
Gross proceeds from issuance of ordinary shares in the initial public offering		115,920,000
(Issuance costs) refunds of the initial public offering	31,022	(10,777,495)
Proceeds from issuance of ordinary shares upon exercise of stock options	649,673
Net cash provided by financing activities	680,695	105,142,505
Effect of exchange rate changes	2,440,571	729,809	6,918
Net increases in cash and cash equivalents	3,589,642	121,153,923	4,384,347
Cash and cash equivalents - beginning of the year	133,269,694	12,115,771	7,731,424
Cash and cash equivalents - end of the year	136,859,336	133,269,694	12,115,771
Supplemental disclosure of cash flow information:
Cash paid for income taxes	13,290,599	242,146	400,248
Supplemental disclosure of non-cash investing and financing activities:
Reclassification of derivative liabilities to additional paid-in capital upon modification of Series A convertible redeemable preferred shares		2,153,500
Issuance of ordinary shares upon conversion of Series A convertible redeemable preferred shares		4,478,190
Purchase of property and equipment in accounts payable	352,689	124,916
Purchases
Changes in operating assets and liabilities:
Trading securities		(15,875,634)	(35,048,103)
Proceeds
Changes in operating assets and liabilities:
Trading securities		$ 16,021,002	$ 35,197,736